UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23347

Hedge Fund Guided Portfolio Solution

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP One Congress Street Suite 2900 Boston, Massachusetts 02114-2023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

1

ITEM 1 – REPORTS TO STOCKHOLDERS

(a)	A copy of the Semi-Annual Report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

2

HEDGE FUND GUIDED PORTFOLIO SOLUTION

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2025

Hedge Fund Guided Portfolio Solution

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2025

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov and, upon request, by calling (877) 355-1469.

The Fund has adopted Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. In addition, the Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s proxy voting record (Form N-PX) are available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

The Fund’s prospectus and statement of additional information include additional information about the Trustees of the Fund and other information about the Fund. These documents are available without charge, upon request, by calling (877) 355-1469.

Hedge Fund Guided Portfolio Solution

Consolidated Statement of Assets and Liabilities (unaudited)

September 30, 2025

ASSETS

Investments in Investment Funds, at fair value (cost $ 110,853,305)	$152,153,481
Cash	274,142
Redemptions receivable from investments in Investment Funds	7,180,207
Investments in Investment Funds paid in advance	5,450,000
Prepaid insurance	37,724

Total assets	165,095,554

LIABILITIES

Loan payable	3,500,000
Repurchase of Shares payable	2,954,603
Advisory fee payable	146,213
Professional fees payable	126,401
Administration fee payable	105,133
Distribution fee payable - Class A	81,337
Facility fees payable	31,739
Shareholders’ subscriptions received in advance	10,000
Other liabilities	94,891

Total liabilities	7,050,317

NET ASSETS	$158,045,237

NET ASSETS

Represented by:
Paid-in Capital	$183,875,950
Distributable earnings	(25,830,713)

NET ASSETS	$158,045,237

NET ASSETS - CLASS I	$93,380,141

NET ASSETS - CLASS A	$64,665,096

Class I Net asset value per Share (Shares outstanding of 89,435.12)	$1,044.11

Class A Net asset value per Share (Shares outstanding of 67,695.59)	$955.23

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Schedule of Investments (unaudited)

September 30, 2025

Investment Funds*,**	First Acquisition Date	Cost	Fair Value	% Net Assets	Liquidity***

Event Driven
Apollo Offshore Credit Strategies Fund Ltd	10/1/2024	$6,725,000	7,341,774	4.65%	Annually
Aspex Global Fund (a)	4/1/2021	4,418,389	8,006,003	5.07%	Quarterly
Canyon Value Realization Fund Ltd.	11/1/2018	5,231,429	7,163,666	4.53%	Quarterly
Elliott International Ltd.	1/1/2019	10,533,076	17,210,683	10.88%	Semi-annually
Pentwater Merger Arbitrage Fund, Ltd.	8/1/2019	3,296,294	7,089,359	4.49%	Monthly
Redmile Capital Fund, LP (a)(b)	11/1/2018	48,821	32,027	0.02%	(1)
Sona Credit Fund Limited	3/1/2025	5,300,000	5,591,801	3.54%	Quarterly

Total Event Driven		35,553,009	52,435,313	33.18%

Long and/or Short Equity
BlackRock Strategic Equity Hedge Fund Limited	4/1/2019	8,572,347	14,635,475	9.26%	Monthly
Coatue Offshore Fund, Ltd. (a)	1/1/2021	11,992,753	17,020,226	10.77%	Quarterly
MW Eureka Fund	7/1/2024	6,125,000	6,752,762	4.27%	Quarterly
Skye Global Fund Ltd.	4/1/2022	4,922,209	6,222,058	3.94%	Quarterly
Tiger Global, Ltd. (a)	11/1/2018	10,232,713	10,184,664	6.44%	Monthly

Total Long and/or Short Equity		41,845,022	54,815,185	34.68%

Macro/Commodities
Alphadyne Global Rates Fund II, Ltd.	2/1/2020	5,105,251	6,723,509	4.24%	Quarterly
Brevan Howard PT Fund Ltd.	3/1/2023	4,180,149	4,306,804	2.73%	Monthly
STM LCB LLC	4/1/2020	368,953	292,759	0.19%	(2)

Total Macro/Commodities		9,654,353	11,323,072	7.16%

Relative Value
Brigade Structured Credit Offshore Fund Ltd.	4/1/2024	6,100,000	6,932,902	4.39%	Quarterly
Point72 Capital International, Ltd.	1/1/2020	7,379,797	13,582,240	8.59%	Quarterly
Voleon Institutional Strategies International, Ltd	1/1/2025	5,200,000	5,651,552	3.58%	Monthly
Woodline Offshore Fund Ltd.	7/1/2022	5,121,124	7,413,217	4.69%	Quarterly

Total Relative Value		23,800,921	33,579,911	21.25%

Total Investments in Investment Funds		$110,853,305	$152,153,481	96.27%

Other Assets, Less Liabilities			5,891,756	3.73%

Net Assets			$158,045,237	100.00%

*

Non-income producing investments. The Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**

The geographic regions of the Fund’s investments are 13.92% United States/Canada, 67.53% Global, 13.29% Europe, and 5.26% Asia. This is determined based on the investment mandate of the underlying Portfolio Funds.

***	Available frequency of redemptions after initial lock-up period, as applicable.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2025

(a)	A portion or all of the Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)

The Investment Fund is held by Series B of HFGPS Subsidiary, LLC (the “Sub-Fund”), a wholly owned subsidiary of the Fund. Investment Funds held by the Sub-Fund represents 0.02% of the total investments in Investment Funds.

(1)	All of the Sub-Fund’s remaining interest in the Investment Fund is held in a liquidating account until the remaining security can be liquidated.

(2)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

The following table describes the investments held within each investment category:

(a) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
45 - 90 Days	1-2 years. Side pocket & liquidating vehicle arrangements exist for 1.33%** of the Investment Funds.

(b) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
30 - 60 Days	0-4 years.
Side pocket & liquidating vehicle arrangements exist for 2.49%** of the Investment Funds.

(c) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
90 Days	1 year.
Side pocket & liquidating vehicle arrangements exist for 2.59%** of the Investment Funds.

(d) Relative Value This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
30 - 60 Days	0-1 year.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the percentage of fair value of investments in each respective investment category.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Statement of Operations (unaudited)

For the Six Months Ended September 30, 2025

INVESTMENT INCOME
Dividend income	$71,839

EXPENSES
Advisory fee	430,794
Distribution fee expense - Class A	239,148
Professional fees	223,903
Administration fee	106,337
Board of Trustees’ compensation	100,000
Facility fees	60,529
Registration fees	28,177
Other expenses	141,126

Total expenses	1,330,014

Net investment loss	(1,258,175)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investments	3,278,993
Change in net unrealized appreciation/(depreciation) on investments	9,789,453

Net realized and unrealized gain/(loss) on investments	13,068,446

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,810,271

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Statement of Changes in Net Assets

Net Assets, March 31, 2024	$152,917,414

Shareholders’ subscriptions	2,810,000

Shareholders’ interests repurchased	(13,852,695)

Shareholders’ distributions from distributable earnings	(12,606,525)

Shareholders’ distributions reinvested	10,066,083

Net decrease in Net Assets resulting from capital transactions	(13,583,137)

Net investment loss	(2,292,997)

Net realized gain/(loss)	3,224,158

Change in accumulated net unrealized appreciation/(depreciation) on investments	8,339,402

Net increase in Net Assets resulting from operations	9,270,563

Net Assets, March 31, 2025	$148,604,840

Shareholders’ subscriptions	3,103,000

Shareholders’ interests repurchased	(5,472,874)

Net decrease in Net Assets resulting from capital transactions	(2,369,874)

Net investment loss	(1,258,175)

Net realized gain/(loss)	3,278,993

Change in accumulated net unrealized appreciation/(depreciation) on investments	9,789,453

Net increase in Net Assets resulting from operations	11,810,271

Net Assets, September 30, 2025 (unaudited)	$158,045,237

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2025

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Net Assets resulting from operations	$11,810,271
Adjustments to reconcile net increase in Net Assets resulting from operations to net cash provided by operating activities:
Change in net unrealized (appreciation)/depreciation on investments	(9,789,453)
Net realized (gain)/loss from investments	(3,278,993)
Purchases of Investment Funds	(6,650,000)
Proceeds from the sale of Investment Funds	3,450,355
Proceeds from short-term investments, net	4,652,407
(Increase)/Decrease in operating assets:
Prepaid insurance	(37,724)
Increase/(Decrease) in operating liabilities:
Advisory fee payable	6,773
Professional fees payable	(25,304)
Administration fee payable	(4,682)
Distribution fee payable - Class A	2,869
Facility fees payable	5,592
Other liabilities	62,990

Net cash provided by operating activities	205,101

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Shareholders’ subscriptions	1,394,000
Payments for Shareholders’ interests repurchased	(4,908,324)
Proceeds from credit facility	3,500,000

Net cash used in financing activities	(14,324)

Net increase/(decrease) in cash	190,777

Cash at beginning of period	83,365

Cash at end of period	$274,142

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Financial Highlights

The following represents certain ratios to average Net Assets, total return, and other supplemental information for the period indicated:

	Class A
	For the six months ended September 30, 2025 (unaudited)**	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021
Per Share operating performance: *
Net asset value per Share, beginning of year/period	$887.60	$917.85	$847.81	$868.98	$983.90	$927.66

Income/(loss) from investment operations:
Net investment loss	(9.66)	(18.24)	(16.60)	(15.65)	(18.29)	(21.46)
Net realized and unrealized gain/(loss) from investments operations	77.29	70.77	127.02	(5.52)	(50.40)	138.14

Total income/(loss) from investment operations	67.63	52.53	110.42	(21.17)	(68.69)	116.68

Distributions to Shareholders from net investment income	-	(82.78)	(40.38)	-	(46.23)	(60.44)

Net asset value per Share, end of year/period	$955.23	$887.60	$917.85	$847.81	$868.98	$983.90

Ratios to average Net Assets: (a)
Net investment loss - net of expense limitation reimbursement (b)	(2.10%)	(1.98%)	(1.87%)	(1.83%)	(1.90%)	(2.18%)

Expenses - gross of expense limitation reimbursement (b)	2.19%	2.15%	2.07%	1.93%	1.90%	2.18%

Expenses - net of expense limitation reimbursement (b)	2.19%	2.15%	2.07%	1.93%	1.90%	2.18%

Total return (c)	7.62%	5.70%	13.35%	(2.44%)	(7.32%)	12.59%

Portfolio turnover rate: (d)	0.79%	19.45%	0.00%	12.08%	22.34%	22.55%

Net Assets, end of year/period ($000)	$64,665	$60,966	$62,719	$90,597	$138,306	$146,753

*	Based on Shares outstanding at the end of each month.

**

The ratios, excluding portfolio turnover rate and total return, for this period have been annualized. All non-recurring expenses, including those related to the organization of the Fund have not been annualized.

(a)	Average Net Assets is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)	Ratio does not reflect the Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.

(c)

Total return is based on the combination of changes in the net asset value per Share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per Share at the time of reinvestment.

(d)	The ratio excludes in-kind transactions.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Financial Highlights (continued)

	Class I
	For the six months ended September 30, 2025 (unaudited)**	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021
Per Share operating performance: *
Net asset value per Share, beginning of year/period	$966.30	$984.46	$899.35	$914.47	$1,024.96	$956.24

Income/(loss) from investment operations:
Net investment loss	(6.48)	(11.54)	(10.08)	(9.46)	(11.16)	(13.65)
Net realized and unrealized gain/(loss) from investments operations	84.29	76.16	135.57	(5.66)	(53.10)	142.72

Total income/(loss) from investment operations	77.81	64.62	125.49	(15.12)	(64.26)	129.16

Distributions to Shareholders from net investment income	-	(82.78)	(40.38)	-	(46.23)	(60.44)

Net asset value per Share, end of year/period	$1,044.11	$966.30	$984.46	$899.35	$914.47	$1,024.96

Ratios to average Net Assets: (a)
Net investment loss - net of expense limitation reimbursement (b)	(1.29%)	(1.16%)	(1.07%)	(1.05%)	(1.11%)	(1.32%)

Expenses - gross of expense limitation reimbursement (b)	1.38%	1.33%	1.27%	1.15%	1.11%	1.32%

Expenses - net of expense limitation reimbursement (b)	1.38%	1.33%	1.27%	1.15%	1.11%	1.32%

Total return (c)	8.05%	6.56%	14.28%	(1.65%)	(6.58%)	13.53%

Portfolio turnover rate: (d)	0.79%	19.45%	0.00%	12.08%	22.34%	22.55%

Net Assets, end of year/period ($000)	$93,380	$87,638	$90,199	$122,398	$196,808	$209,511

*	Based on Shares outstanding at the end of each month.

**

The ratios, excluding portfolio turnover rate and total return, for this period have been annualized. All non-recurring expenses, including those related to the organization of the Fund have not been annualized.

(a)	Average Net Assets is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)	Ratio does not reflect the Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.

(c)

Total return is based on the combination of changes in the net asset value per Share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per Share at the time of reinvestment.

(d)	The ratio excludes in-kind transactions.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited)

September 30, 2025

1. Organization

Hedge Fund Guided Portfolio Solution (the “Fund”) was organized as a Delaware statutory trust on April 12, 2018, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund commenced operations on November 1, 2018.

The Fund’s primary investment objective is to seek absolute returns with low to moderate volatility and with minimal correlation to the global equity and fixed income markets while preserving capital. The Fund invests primarily through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Fund seeks to implement its investment objective by investing in Investment Funds that will invest both long and short, in a wide range of “alternate” investment strategies.

The Fund has made the election to be treated as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (i.e. a 1099-issuing “RIC”).

The Board of Trustees (the “Board”) has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.

Under the supervision of the Board and pursuant to an investment advisory agreement, GCM Grosvenor L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Fund. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Fund as well as all portfolio management and investment advisory services.

The Fund holds certain investments in the HFGPS Subsidiary, LLC (the “Sub-Fund”), a Delaware limited liability company and wholly owned subsidiary of the Fund.

The Fund operates two share classes, Class I Shares (“Class I”) and Class A Shares (“Class A”). Class A commenced operations on April 1, 2019. All Shares issued prior to April 1, 2019 have been designated as Class I Shares in terms of rights accorded and expenses borne. Class I and Class A Shares are subject to different fees and expenses.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The Adviser has determined that the Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these consolidated financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying consolidated financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements:

b. Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established to hold and manage certain Investment Funds. As of September 30, 2025, the Fund owns 100% of the Sub-Fund. The Fund’s investments in the Sub-Fund, including the results of its operations, have been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

c. Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying consolidated notes. Management believes that the estimates utilized in preparing the Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

d. Income Taxes and Distributions

The Fund is classified as a corporation for federal income tax purposes, and has elected to be treated, and expects each year to qualify as a RIC under Subchapter M of the Code. The Fund has elected to have a tax year end of September 30. The Fund intends to annually distribute to its Shareholders substantially all of its ordinary income and net realized gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

As of September 30, 2025, the tax cost and unrealized appreciation (depreciation) of the investments held by the Fund, were as follows:

Investment Funds
Tax Cost Basis of Investments	$156,461,747
Gross Unrealized Appreciation	$231,463
Gross Unrealized Depreciation	$(4,539,729)

Net Unrealized Appreciation/(Depreciation)	$(4,308,266)

Permanent book-to-tax differences resulted in reclassifications within Net Assets as of September 30, 2025, the Fund’s tax year end. Such permanent reclassification are primarily due to permanent adjustments passed through underlying K-1s. Net Assets and the Net Asset Value (“NAV”) of the Fund were not affected by these reclassifications.

The tax basis of undistributed earnings for the fiscal tax year ended September 30, 2025, shown below represents distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax requirements as well as the capital loss carryforwards as of the tax year end. The capital loss carryforwards are not subject to expiration. The capital loss carryforwards will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to Shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Qualified Late Year Loss Deferrals	Net Unrealized Appreciation/ (Depreciation)	Other Temporary Differences
$11,562,691	$-	$(32,737,937)	$-	$(4,308,098)	$(347,407)

The primary reason for differences between the earnings reported above and the federal tax cost of investments, in comparison with the related amounts reported on the Fund’s Consolidated Statement of Assets and Liabilities as of September 30, 2025, relates to cumulative differences between tax and GAAP financial statement reporting requirements related to passive foreign investment company (“PFIC”) and partnership investments and wash sale adjustments on securities.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

The tax character of distributions paid for the six months ended September 30, 2025 and March 31, 2025 was as follows:

	Six Months ended September 30, 2025	Year ended March 31, 2025
From ordinary income	$-	$12,606,525
From long-term capital gains	-	-
Tax return of capital	-	-
Total distributions	$-	$12,606,525

The authoritative guidance on accounting for and disclosure of uncertainty in any significant tax positions requires management to determine whether a tax position of the Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Therefore no additional tax expense, including any interest or penalties was recorded for the six months ended September 30, 2025. To the extent the Fund is required to record interest and penalties, they would be included in income tax expense on its Consolidated Statement of Operations.

Under the respective statute of limitations, the Fund is generally subject to examinations by taxing authorities for up to three years from the date of filing. The Fund has no examinations in progress.

e. Security Transactions

Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification. Short-term investment transactions are recorded on trade date.

For the six months ended September 30, 2025, aggregate purchases and sales of the Investment Funds amounted to $1,200,000 and $8,561,538, respectively.

The Fund may receive interest in an Investment Fund in exchange for its interest in a separate Investment Fund managed by the same Investment Manager. Additionally, the Fund may receive an in-kind distribution in exchange for its interest in an Investment Fund managed by an investment manager. These

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

2. Summary of Significant Accounting Policies (continued)

e. Security Transactions (continued)

transactions are executed based on the fair value of the Investment Fund on a trade date and do not result in a movement of cash between the Fund and the Investment Manager. These transactions, if any, are included as a supplemental disclosure on the Consolidated Statement of Cash Flows. Any gain or loss associated with these transactions is recognized as a component of Net realized gain/(loss) from investments in Investment Funds.

f. Capital Transactions

Class I and Class A shares of the Fund (“Shares”) purchased by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. Investors who purchase Shares of the Fund in the offering, and other persons who acquire Shares, will become shareholders of the Fund (“Shareholders”).

Because the Fund is a closed-end investment company, Shares are not redeemable at the option of Shareholders and are not exchangeable for Shares of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Shares at the Shareholders’ capital account value, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Shares by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Shares. Because the Fund’s investments in Investment Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Shareholders whose Shares are accepted for repurchase also bear the risk the Fund’s Shareholders’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Shares are valued for the purpose of repurchase.

The Fund may, from time to time, offer to repurchase Shares from its Shareholders pursuant to written tenders by Shareholders. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from Shareholders four times each year, effective as of the last day of each calendar quarter. Shareholders can only transfer or assign Shares under certain limited circumstances. Share repurchases are recognized as liabilities when the amount becomes fixed or determinable. This generally will occur on the last day of a fiscal period.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

2. Summary of Significant Accounting Policies (continued)

g. Fund Expenses

GRV Securities LLC (“GSLLC”), an affiliate of the Adviser, serves as the distributor of Shares (the “Distributor”) for the Fund. For the six months ended September 30, 2025, distribution fees related to the Distributor were $239,148. Shares may be purchased through the Distributor or brokers or dealers (“Selling Agents”) that have entered into selling agreements with the Distributor.

In connection with Class A Shares of the Fund, under a plan adopted in accordance with Rule 12b-1 under the 1940 Act (“Class A Plan”), the Fund pays the Distributor or a designee a distribution and/or service fee equal to 0.75% per annum of the aggregate net asset value of the Fund’s Class A Shares outstanding, determined as of the last calendar day of each month (“Distribution and Service Fee”). The Distribution and Service Fee is payable monthly. Because this fee is paid out of Class A’s assets on an on-going basis, over time this fee will increase the cost of a Class A Shareholder’s investment and may cost the Shareholder more than paying other types of sales charges. The Distributor or designee may transfer or re-allow all or a portion of the Distribution and Service Fee to certain intermediaries. Class I Shares are not subject to a Distribution and Service Fee.

The Fund bears certain expenses incurred in its business, including, but not limited to, the following: all costs and expenses directly related to portfolio transactions; legal fees; accounting and auditing fees; custodial fees; fees paid to the Fund’s administrator; costs of insurance; service and sub-accounting fees; Advisory Fees (as defined in Note 6); advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Fund’s transactions between the Adviser and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Investment Funds are not included in expenses reported on the Consolidated Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

The Fund has retained BNY Mellon Investment Servicing (U.S.) Inc. (the “Administrator and Transfer Agent”) to provide accounting and certain administrative and investor services to the Fund, including fund accounting, investor accounting, and taxation services, and to act as the registrar and transfer agent. The Bank of New York Mellon (the “Custodian”) serves as the custodian of the assets of the Fund. The Fund pays a monthly fee to the Administrator, Transfer Agent and Custodian based primarily upon month-end Net Assets.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser will, subject to possible reimbursement by the Fund as described below, waive fees or pay or absorb expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of each class of the Fund to 0.80% per annum of the Fund’s average monthly net assets attributable to such class (the “Expense Limitation”) not including the Advisory Fee,

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

2. Summary of Significant Accounting Policies (continued)

g. Fund Expenses (continued)

Class A Distribution and Service Fee, investment-related costs and expenses (which includes Investment Fund fees and expenses), taxes, interest and related costs of borrowing, brokerage commissions, payments to certain financial intermediaries for providing servicing, sub-accounting, recordkeeping and/or other administrative services to the Fund and any extraordinary expenses of the Fund. In consideration of the Adviser’s agreement to limit the Fund’s expenses, each class of the Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the time the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Recoupment will be made as promptly as possible, but will be limited to the lesser of (a) the expense cap in effect at the time of a waiver and (b) the expense cap in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect until July 31, 2026, and will terminate unless renewed by the Adviser.

As of September 30, 2025, the Adviser may potentially recoup the following amounts from the Fund through the respective expiration dates indicated :

Expiration	March 31, 2029	March 31, 2028	March 31, 2027
Amount available for recoupment	$ -	$ -	$ -

There were no recoupment fees payable to the Adviser as of September 30, 2025.

During the six months ended September 30, 2025, no expenses were recouped.

h. Other

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2025, are reflected as Repurchase of Shares payable on the Consolidated Statement of Assets and Liabilities at September 30, 2025.

Cash represents cash in banks. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2025, the Fund has not experienced any losses in such accounts and the Adviser monitors the creditworthiness of the counterparties in an attempt to mitigate risk of loss.

Dividend income is recognized on the ex-dividend date. Interest income is recorded on the accrual basis.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

3. Portfolio Valuation

The Board has assigned to the Adviser (the “Valuation Designee”) general responsibility for determining the value of assets held by the Fund in accordance with the Fund’s valuation policy and has designated the Adviser to fair value the Fund’s assets in accordance with Rule 2a-5 under the 1940 Act.

Section 2(a)(41) of the 1940 Act, requires the Fund to value investments using: (i) the market value of the portfolio securities when market quotations are readily available and (ii) the investment’s fair value, as determined in good faith by the Board when a market quotation for a portfolio security is not readily available or otherwise determined to be unreliable. Rule 2a-5 under the 1940 Act defines a market price is readily available only when reflected by a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

The Board has approved procedures pursuant to which the Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Adviser’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Fund may receive an “in-kind”

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

3. Portfolio Valuation (continued)

distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of September 30, 2025, the Fund’s investments in side pockets or special liquidating vehicles represented 1.49% of the Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of September 30, 2025, are described in detail on the Fund’s Consolidated Schedule of Investments.

The Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

●

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

●

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

●	Level 3 - Inputs that are unobservable.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

3. Portfolio Valuation (continued)

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2025:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at September 30, 2025
Investment Funds measured at NAV*	$–	$–	$–	$152,153,481
Total Investments	$–	$–	$–	$152,153,481

*	The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities.

The level classifications in the table above may not be indicative of the risk.

4. Capital Commitments of the Fund to the Investment Funds

Certain Investment Funds require the Fund to commit, as of the date of the Fund’s initial investment in the Investment Funds, to fund future investments in the Investment Funds. These Investment Funds may, at their sole discretion, require the Fund to fund all or a portion of the Fund’s unfunded commitment amount at any time during a commitment period, which generally extends for multiple years from the date of the Fund’s initial investment in such Investment Fund. The Fund’s commitment to fund future investments with respect to these Investment Funds is reduced by the amount of capital subsequently “called” by such Investment Funds after the initial investment. As of September 30, 2025, there were no unfunded capital commitments.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

5. Credit Facility

The Fund may borrow from time to time on a short-term basis for liquidity purposes and has established a committed U.S. Dollar denomination credit facility (the “Facility”) with one financial institution. The Facility is shared with several other affiliated funds which are managed by the Adviser and will terminate on July 15, 2026. The Facility contains annual renewal provisions. Under the terms of the Facility, the Fund may draw up to $23,600,000 subject to a combined maximum amount of $583,200,000. The Facility is subject to annual fees related to any unused portion of the Facility which are allocated based on the amount available to the Fund. Under the terms of the Facility, the Fund is subject to, among other things, Investment Fund liquidity tests and Investment Fund concentration tests. In the event that the Fund breaches certain of the liquidity and concentration covenants, the Fund’s ability to borrow is reduced. Facility fees payable, as reflected on the Consolidated Statement of Assets and Liabilities, represents unused borrowing under the Facility which accrues and compounds interest daily based on the base rate of the financial institution plus a spread.

As of September 30, 2025, the Fund has $3,500,000 loan payable outstanding on the Consolidated Statement of Assets and Liabilities. During the six months ended September 30, 2025, the Fund had average outstanding borrowings of $113,114.75 with an average interest rate of 6.77%. Maximum borrowings of $3,500,000, were outstanding for 5 days during the six months ended September 30, 2025.

6. Related Party Transactions

The Board is made up of six Board members, five of whom are not “interested persons,” as defined by the 1940 Act, (the “Independent Trustees”). The Independent Trustees each receive annual compensation in the amount of $40,000 for their services to Fund. All compensation to the Independent Trustees is paid by the Fund. All Independent Trustees may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Trustees.

The Fund incurred $100,000 of Independent Trustees’ compensation fees, for the six months ended September 30, 2025 of which none was payable as of September 30, 2025. The total fees and expenses (including compensation) of the Independent Trustees and Fund Officer are shown on the Fund’s Consolidated Statement of Operations.

The Adviser generally bears all of its own expenses incurred in providing services to the Fund, except that the Fund reimburses the Adviser for certain out-of-pocket costs and expenses incurred in connection with the operation of the Fund. Any such costs and expenses will not exceed 0.05% per annum of the Fund’s average month-end net assets. During the six months ended September 30, 2025, the Fund reimbursed the Adviser $23,192 for out-of-pocket costs, which is included in Other Expenses in the Consolidated Statement of Operations.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

6. Related Party Transactions (continued)

Pursuant to the terms of the advisory agreement between the Fund and the Adviser, the Fund pays the Adviser a monthly fee at an annual rate of 0.55% (the “Advisory Fee”) based on the Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2025, the Advisory Fee was $430,794.

7. Segments

The Fund has identified its Adviser as the chief operating decision maker (the “CODM”), who uses net assets to evaluate the results of the business, predominantly in managing the Fund, assessing performance and making decisions about resource allocations. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Consolidated Schedule of Investments, Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights.

8. Risks

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Fund as a limited partner, member or shareholder, the Fund’s exposure with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund. Because the Fund is a closed-end investment company, Shares are not redeemable at the option of Shareholders and are not exchangeable for of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Shares at the Shareholders’ net asset value, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding. Because the Fund’s investments in Investment Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Shareholders whose Shares are accepted for repurchase also bear the risk that the Fund’s Shareholders’ net asset value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Shares are valued for the purpose of repurchase.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

8. Risks (continued)

As described in the footnotes of the Fund’s Consolidated Schedule of Investments and in Note 3, some Investment Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Fund. Liquidity risk is the risk that the Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Fund’s control, such as a general market disruption or an operational issue affecting the Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements or respond to market events.

There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund’s investment approach are market risk, strategy risk, and manager risk. The Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Fund and potentially for each Investment Fund.

The Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine its judgment regarding: (i) its selection of Investment Funds for the Fund and (ii) the amount of assets to be allocated to each such Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds. Such reports currently consist of historical simulation analyses, historical simulation stress tests and scenario analyses, forward-looking analyses, look-through exposure analyses, portfolio liquidity analyses, Value at Risk analyses, portfolio optimization and factor analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) better alternatives for investing the capital invested in such strategy; (ii) changes in the expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) changes in the investment or economic environment.

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and communicates from time to time with Investment Managers of Investment Funds to review the performance of the Investment Funds managed by such Investment Managers and to discuss such Investment Managers’ investment outlook.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

8. Risks (continued)

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, Investment Managers of Investment Funds typically provide aggregated, portfolio-level information with respect to the invested positions and risk profile of their Investment Funds. This information typically includes, but may not be limited to, data related to each Investment Fund’s long, short, gross, and net exposure, industry sector and geographic exposure (where appropriate), concentration, and leverage. The information set provided by Investment Managers of Investment Funds varies depending upon their strategy focus and investment style. This summary-level risk statistics are augmented through ongoing conversations with the Investment Managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

9. Guarantees

Under the Fund’s organizational documents, its Independent Trustees and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

10. Share Capital

Shares are offered monthly at the NAV of the Fund, which will vary. For the six months ended September 30, 2025, the following Share transactions occurred:

	Beginning Shares	Purchase Shares	Purchase Dollars*	Reinvested Shares	Reinvested Dollars	Redemption Shares	Redemption Dollars*	Outstanding Shares
Class I	90,694.40	1,834.25	$ 1,775,000	-	$-	(3,093.53)	$(3,188,142)	89,435.12
Class A	68,686.65	1,436.30	$ 1,328,000	-	$-	(2,427.36)	$(2,284,732)	67,695.59

For the year ended March 31, 2025, the following Share transactions occurred:

	Beginning Shares	Purchase Shares	Purchase Dollars	Reinvested Shares	Reinvested Dollars	Redemption Shares	Redemption Dollars	Outstanding Shares
Class I	91,622.84	902.28	773,000	4,995.11	4,827,827	(6,825.83)	(6,827,489)	90,694.40
Class A	68,332.31	2,220.53	2,037,000	5,883.74	5,238,256	(7,749.93)	(7,025,206)	68,686.65

*Excludes $129,003 related to non-cash transfer from Class A to Class I.

At September 30, 2025, the Fund had one Shareholder who held 17.26% of the Fund’s Net Assets. Investment activity of this Shareholder could have a material effect on the Fund’s Net Assets.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited) (continued)

September 30, 2025

11. Subsequent Events

The Fund has evaluated all subsequent events through the date that the unaudited consolidated financial statements were issued and noted no material events requiring disclosure.

(b)	Not applicable.

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable.

(b)	Not applicable.

3

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 16 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)	Gross income from securities lending activities: $0

(a)(2)	All fees and/or compensation for securities lending activities and related services: $0

(a)(3)	Aggregate fees/compensation: $0

(a)(4)	Net income from securities lending activities: $0

(b)	None.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19 – EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEDGE FUND GUIDED PORTFOLIO SOLUTION

By:	/s/ Scott J. Lederman
Scott J. Lederman
Trustee, Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Trustee, Chief Executive Officer and President	December 8, 2025
Scott J. Lederman

By:	/s/ Kathleen P. Sullivan	Chief Financial Officer	December 8, 2025
Kathleen P. Sullivan

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